Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	TITAN PHARMACEUTICALS INC
Entity Central Index Key	0000910267
Entity Filer Category	Smaller Reporting Company
Amendment Description	We are filing this post-effective amendment to our Registration Statement on Form S-1 (file no. 333-166351) (the "S-1") that was declared effective on May 11, 2010 in order to update the financial statements and other information contained in the S-1. All filing fees payable in connection with the registration of those securities included on the S-1 were previously paid in connection with the filing of the initial registration statement.